Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Disclosure of detailed information about tax expense [Table Text Block]
	2018	2017	2016

Canadian current tax expense	$-	$-	$-
Foreign current tax expense	-	-	-
Deferred tax expense	-	-	-
Total	-	-	-

Disclosure of detailed information about effective income tax expense recovery [Table Text Block]

	2018	2017	2016

Net income (loss) for the year before taxes	$(2,769,080)	$(6,014,330)	$(4,271,294)
Combined federal and provincial income tax rate	27.00%	26.00%	26.00%
Expected income tax expense (recovery)	(748,000)	(1,564,000)	(1,111,000)
Increase (decrease) resulting from SR&ED credit claims	-	(3,000)	78,000
Stock-based compensation	88,000	31,000	189,000
Non-deductible (Non-Taxable) items	(26,000)	(79,000)	(55,000)
Tax adjustment from rate change and other	(32,000)	(262,000)	-
Change in unrecognized deferred tax assets	718,000	1,877,000	899,000
Income tax expense	$-	$-	$-

Disclosure of deferred taxes [Table Text Block]

	2018	2017	2016

Deferred tax assets
Non-capital losses	$7,048,000	$6,401,000	$4,703,000
Equipment and other	224,000	223,000	78,000
Temporary differences relating to intellectual property costs	-	-	136,000
Foreign tax credit	412,000	412,000	412,000
Un-deducted SR&ED expenditure pool	412,000	412,000	320,000
Investment tax credit	196,000	196,000	161,000
Share issuance costs	226,000	156,000	113,000
Unrecognized deferred tax assets	(8,518,000)	(7,800,000)	(5,923,000)
	$-	$-	$-

Disclosure of detailed information about non-capital losses [Table Text Block]
Year of Expiry	Amount
2026	$6,000
2027	16,000
2028	533,000
2029	863,000
2031	1,664,000
2032	2,290,000
2033	39,000
2034	3,908,000
2035	4,356,000
2036	3,583,000
2037	6,062,000
2038	2,790,000
$26,110,000